Summary of Significant Accounting Policies (Details) - Schedule of Finance Leases and Related Obligation	12 Months Ended
Sep. 30, 2023
Buildings [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Finance Leases and Related Obligation [Line Items]
Estimated useful life	15 years
Buildings [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Finance Leases and Related Obligation [Line Items]
Estimated useful life	20 years
Leasehold improvements
Summary of Significant Accounting Policies (Details) - Schedule of Finance Leases and Related Obligation [Line Items]
Shorter of the estimated useful life or remaining lease term	Shorter of the estimated useful life or remaining lease term
Machinery and equipment | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Finance Leases and Related Obligation [Line Items]
Estimated useful life	2 years
Machinery and equipment | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Finance Leases and Related Obligation [Line Items]
Estimated useful life	8 years
Motor vehicle | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Finance Leases and Related Obligation [Line Items]
Estimated useful life	1 year
Motor vehicle | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Finance Leases and Related Obligation [Line Items]
Estimated useful life	3 years